DEVELOPMENT STAGE OPERATIONS (Details Textual) (USD $)	1 Months Ended						128 Months Ended
	Nov. 30, 2012	Jan. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Oct. 31, 2009	Dec. 31, 2012
Common Stock, Shares, Issued							104,247,228
Equity Issuance Per Share Amount	$ 0.10	$ 0.20	$ 0.084	$ 0.18	$ 0.46	$ 0.65	$ 1.67